Intangible Assets (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Intangible Assets [Abstract]
Amortization expense	$ 257,011	$ 392,158	$ 771,028	$ 1,041,325